DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities

Balance, December 31, 2023	$15,526
Change in fair value of derivative liabilities	875
Foreign exchange effect on derivative liability	(1,232)
Balance, December 31, 2024	15,169
Change in fair value of derivative liabilities	19,791
Foreign exchange effect on derivative liability	1,064
Balance, December 31, 2025	$36,024

Schedule of assumptions used for derivatives

	2025	2024	2023
Volatility	645.7%	622.8%	451.9%
Expected life	6.6 to 8.13 years	7.6 to 9.13 years	0.13 to 9.42 years
Risk-free interest rate	2.57% - 3.42%	2.87% - 3.23%	3.09% - 3.88%
Dividend yield	0.00%	0.00%	0.00%